Note 5 - Commitments (Details Textual) - Office and Laboratory Lease Agreement [Member]	12 Months Ended
	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Area of Real Estate Property | ft²	8,400
Operating Lease, Expense	$ 187,527	$ 182,106
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 193,000